Tax - Balance sheet related (Details 2) SFr in Millions	12 Months Ended
	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)
Tax effect of temporary differences
Compensation and benefits	SFr 844	SFr 931
Loans	485	653
Investment securities	1,257	1,347
Provisions	1,358	999
Leasing	367	384
Derivatives	58	53
Real estate	258	175
Net operating loss carry-forwards	7,120	5,425
Net operating loss carry-forwards, after allocation of valuation allowances	881	1,070
Goodwill and intangible assets	135	209
Other	171	119
Gross deferred tax assets before valuation allowance	12,053	10,295
Less valuation allowance	(6,072)	(4,465)	SFr (4,136)
Gross deferred tax assets net of valuation allowance	5,981	5,830
Compensation and benefits	(973)	(666)
Loans	(305)	(352)
Investment securities	(722)	(523)
Provisions	(298)	(333)
Derivatives	(218)	(231)
Leasing	(358)	(365)
Real estate	(46)	(36)
Other	(108)	(187)
Gross deferred tax liabilities	(3,028)	(2,693)
Net deferred tax assets	2,953	3,137
Net deferred tax assets change	(184)
Net operating loss carry-forwards
Due to expire within 1 year	70
Due to expire within 2 to 5 years	4,782
Due to expire within 6 to 10 years	9,092
Due to expire within 11 to 20 years	6,154
Amount due to expire	20,098
Amount not due to expire	19,038
Total net operating loss carry-forwards	39,136
Movements in the valuation allowance
Balance at beginning of period	4,465	4,136	4,021
Net changes	1,607	329	115
Balance at end of period	6,072	4,465	4,136
Tax benefits associated with share-based compensation
Tax benefits recorded in the consolidated statements of operations	234	264	263
Movements in gross unrecognized tax benefits
Balance at beginning of period	382	595	574
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	23	14	27
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(35)	(249)	(64)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	54	90	105
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	(3)	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(6)	(17)	(35)
Other (including foreign currency translation)	7	(48)	(12)
Balance at end of period	425	382	595
of which, if recognized, would affect the effective tax rate	425	382	595
Interest and penalties
Interest and penalties recognized in the consolidated statements of operations, Recoveries	3	(16)	(10)
Interest and penalties recognized in the consolidated balance sheets	64	61	77
US
Tax effect of temporary differences
Less valuation allowance	0
Net deferred tax assets	3,089	3,040
Movements in the valuation allowance
Balance at end of period	SFr 0
Net operating loss carryforward period as per US tax law (in years)	20
Bank
Tax effect of temporary differences
Compensation and benefits	SFr 832	916
Loans	319	342
Investment securities	1,257	1,347
Provisions	1,357	999
Leasing	228	254
Derivatives	46	51
Real estate	250	168
Net operating loss carry-forwards	6,382	5,278
Net operating loss carry-forwards, after allocation of valuation allowances	877	1,064
Goodwill and intangible assets	135	209
Other	151	107
Gross deferred tax assets before valuation allowance	10,957	9,671
Less valuation allowance	(5,338)	(4,323)	(4,067)
Gross deferred tax assets net of valuation allowance	5,619	5,348
Compensation and benefits	(355)	(304)
Loans	(131)	(60)
Investment securities	(722)	(523)
Provisions	(297)	(332)
Derivatives	(218)	(211)
Leasing	(216)	(233)
Real estate	(38)	(36)
Other	(98)	(176)
Gross deferred tax liabilities	(2,075)	(1,875)
Net deferred tax assets	3,544	3,473
Net deferred tax assets change	71
Net operating loss carry-forwards
Due to expire within 1 year	70
Due to expire within 2 to 5 years	4,085
Due to expire within 6 to 10 years	5,150
Due to expire within 11 to 20 years	6,154
Amount due to expire	15,459
Amount not due to expire	19,025
Total net operating loss carry-forwards	34,484
Movements in the valuation allowance
Balance at beginning of period	4,323	4,067	3,957
Net changes	1,015	256	110
Balance at end of period	5,338	4,323	4,067
Tax benefits associated with share-based compensation
Tax benefits recorded in the consolidated statements of operations	227	252	256
Movements in gross unrecognized tax benefits
Balance at beginning of period	382	595	574
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	23	14	27
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(35)	(249)	(64)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	54	90	105
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	(3)	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(6)	(17)	(35)
Other (including foreign currency translation)	7	(48)	(12)
Balance at end of period	425	382	595
of which, if recognized, would affect the effective tax rate	425	382	595
Interest and penalties
Interest and penalties recognized in the consolidated statements of operations, Recoveries	3	(16)	(10)
Interest and penalties recognized in the consolidated balance sheets	64	61	SFr 77
Bank | US
Tax effect of temporary differences
Less valuation allowance	0	0
Net deferred tax assets	3,089	3,040
Movements in the valuation allowance
Balance at beginning of period	0
Balance at end of period	SFr 0	SFr 0